Schedule of Excess Mortgage Servicing Rights (MSRs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2011 Restated		Dec. 31, 2012 Excess MSRs Pool 1		Dec. 31, 2012 MSR Pool 1 Recapture Agreement		Dec. 31, 2012 Excess MSRs Pool 2		Dec. 31, 2012 MSR Pool 2 Recapture Agreement		Dec. 31, 2012 Excess MSRs Pool 3		Dec. 31, 2012 MSR Pool 3 Recapture Agreement		Dec. 31, 2012 Excess MSRs Pool 4		Dec. 31, 2012 MSR Pool 4 Recapture Agreement		Dec. 31, 2012 Excess MSRs Pool 5		Dec. 31, 2012 MSR Pool 5 Recapture Agreement		Dec. 31, 2011 MSR Portfolio I		Dec. 31, 2011 MSR Portfolio I Recapture Agreement
Unpaid Principal Balance	$ 76,560,751		$ 9,705,512				$ 8,403,211				$ 9,397,120				$ 9,069,726				$ 5,788,133				$ 43,902,561				$ 9,705,512
Amortized Cost Basis	235,646	[1]	43,604	[1]			30,237	[1]	4,430	[1]	32,890	[1]	5,206	[1]	27,618	[1]	5,036	[1]	11,130	[1]	2,902	[1]	107,704	[1]	8,493	[1]	37,469	[1]	6,135	[1]
Carrying Value	245,036	[2]	43,971	[2]			35,974	[2]	4,936	[2]	33,935	[2]	5,387	[2]	30,474	[2]	4,960	[2]	12,149	[2]	2,887	[2]	109,682	[2]	4,652	[2]	37,637	[2]	6,334	[2]
Weighted Average Yield	17.60%		20.00%				18.00%		18.00%		17.30%		17.30%		17.60%		17.60%		17.90%		17.90%		17.50%		17.50%		20.00%		20.00%
Weighted Average Maturity (Years)	5.4	[3]	6.0	[3]			4.8	[3]	10.8	[3]	5.0	[3]	11.8	[3]	4.7	[3]	11.3	[3]	4.6	[3]	11.1	[3]	4.8	[3]	11.7	[3]	4.5	[3]	10.3	[3]
Changes in Fair Value Recorded in Other Income (Loss)	$ 9,023	[4]			$ 367	[4]	$ 5,569	[4]	$ 307	[4]	$ 1,045	[4]	$ 181	[4]	$ 2,856	[4]	$ (76)	[4]	$ 1,019	[4]	$ (15)	[4]	$ 1,978	[4]	$ (3,841)	[4]	$ 168	[4]	$ 199	[4]

[1]	(A) The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[2]	(B) Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
[3]	(C) The weighted average maturity represents the weighted average expected timing of the receipt of cash flows of each investment.
[4]	(D) The portion of the change in fair value of the Recapture Agreement relating to loans recaptured to date is reflected in the respective pool.